Description of the Plan - Additional Information (Details) - EBP 003 [Member]	12 Months Ended
	Dec. 31, 2025 USD ($) Year Hours loans shares	Dec. 31, 2024 USD ($) shares
EBP, Description of Plan [Line Items]
Plan Name	Ameren Corporation Savings Investment Plan
EBP, Participant contribution, Automatic, Deferral rate	6.00%
EBP, Participant contribution, Plan opting decision making, Number of days, Maximum	30 days
EBP, Participant age increase in deferral rate threshold | Year	65
EBP, Annual increase in deferral rate under auto escalation	1.00%
EBP, Participant contribution, Pretax, Maximum annual compensation to total compensation, Percentage	100.00%
EBP, Participant age catch-up contribution threshold | Year	50
Employee Benefit Plan, Catch-up contribution, Maximum, Amount | $	$ 7,500	$ 7,500
EBP, Additional company contributions vesting percentage	100.00%
EBP, Investment, Fair value | $	$ 3,325,831,047	$ 2,942,487,062
EBP, Participant contribution investment in ameren stock fund percentage maximum	20.00%
EBP, Participant contribution, Rebalance or reallocate to ameren stock fund percentage maximum	20.00%
Maximum [Member]
EBP, Description of Plan [Line Items]
EBP, Asset held for investment, Participant loan, Interest rate	10.50%
Minimum [Member]
EBP, Description of Plan [Line Items]
EBP, Asset held for investment, Participant loan, Interest rate	4.00%
Investment, Identifier [Axis]: Common Stock | ABIOMED INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	2,179
Investment, Identifier [Axis]: Common Stock | ABM INDUSTRIES INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	7,732
Investment, Identifier [Axis]: Common Stock | ACADEMY SPORTS & OUTDOORS INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	8,850
Investment, Identifier [Axis]: Common Stock | ADAPTIVE BIOTECHNOLOGIES CORP
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	20,590
Investment, Identifier [Axis]: Common Stock | ADMA BIOLOGICS INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	31,080
Investment, Identifier [Axis]: Common Stock | ADTALEM GLOBAL EDUCATION INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	4,433
Investment, Identifier [Axis]: Common Stock | AECOM
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	3,444
Investment, Identifier [Axis]: Common Stock | AFFIRM HOLDINGS INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	8,440
Investment, Identifier [Axis]: Common Stock | ALIGN TECHNOLOGY INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	1,741
Investment, Identifier [Axis]: Common Stock | ALKAMI TECHNOLOGY INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	14,540
Investment, Identifier [Axis]: Common Stock | API GROUP CORP
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	12,990
Investment, Identifier [Axis]: Common Stock | ARAMARK
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	7,389
Investment, Identifier [Axis]: Common Stock | ARCHROCK INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	12,013
Investment, Identifier [Axis]: Common Stock | ARES CAPITAL CORP
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	14,783
Investment, Identifier [Axis]: Common Stock | ARROW ELECTRONICS INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	3,177
Investment, Identifier [Axis]: Common Stock | ASSURANT INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	1,633
Investment, Identifier [Axis]: Common Stock | ASSURED GUARANTY LTD
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	7,305
Investment, Identifier [Axis]: Common Stock | ASTERA LABS INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	1,930
Investment, Identifier [Axis]: Common Stock | AVANTOR INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	15,958
Investment, Identifier [Axis]: Common Stock | AVNET INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	6,744
Investment, Identifier [Axis]: Common Stock | AXCELIS TECHNOLOGIES INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	3,991
Investment, Identifier [Axis]: Common Stock | AXIS CAPITAL HOLDINGS LTD
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	3,544
Investment, Identifier [Axis]: Common Stock | AXON ENTERPRISE INC | One
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	1,220
Investment, Identifier [Axis]: Common Stock | AXOS FINANCIAL INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	3,647
Investment, Identifier [Axis]: Common Stock | AZZ INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	2,252
Investment, Identifier [Axis]: Common Stock | BGC GROUP INC A
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	30,755
Investment, Identifier [Axis]: Common Stock | BIO TECHNE CORP | One
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	9,880
Investment, Identifier [Axis]: Common Stock | BIOGEN INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	1,808
Investment, Identifier [Axis]: Common Stock | BLOOM ENERGY CORP CL A
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	5,140
Investment, Identifier [Axis]: Common Stock | BLUE OWL CAPITAL INC A
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	43,640
Investment, Identifier [Axis]: Common Stock | BOYD GAMING CORP
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	4,132
Investment, Identifier [Axis]: Common Stock | BRINKS CO | One
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	5,062
Investment, Identifier [Axis]: Common Stock | BUILDERS FIRSTSOURCE
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	4,476
Investment, Identifier [Axis]: Common Stock | BUILDERS FIRSTSOURCE 1
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	4,710
Investment, Identifier [Axis]: Common Stock | CADENCE BANK
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	9,083
Investment, Identifier [Axis]: Common Stock | CARGURUS INC CL A
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	13,915
Investment, Identifier [Axis]: Common Stock | CASELLA WASTE SYS INC CL A One
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	7,020
Investment, Identifier [Axis]: Common Stock | CATALYST PHARMACEUTICALS INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	9,399
Investment, Identifier [Axis]: Common Stock | CAVCO INDUSTRIES INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	799
Investment, Identifier [Axis]: Common Stock | CDW CORPORATION
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	1,847
Investment, Identifier [Axis]: Common Stock | CELSIUS HOLDINGS INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	15,310
Investment, Identifier [Axis]: Common Stock | CENTENE CORP
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	13,335
Investment, Identifier [Axis]: Common Stock | CH ROBINSON WORLDWIDE INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	3,513
Investment, Identifier [Axis]: Common Stock | CH ROBINSON WORLDWIDE INC 1
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	5,510
Investment, Identifier [Axis]: Common Stock | CHECK POINT SOFTWARE TECHS LTD
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	2,426
Investment, Identifier [Axis]: Common Stock | CIRRUS LOGIC INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	2,532
Investment, Identifier [Axis]: Common Stock | CLEAN HARBORS INC | One
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	2,430
Investment, Identifier [Axis]: Common Stock | COCA COLA CONSOLIDATED INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	5,303
Investment, Identifier [Axis]: Common Stock | COHERENT CORP | One
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	2,090
Investment, Identifier [Axis]: Common Stock | COLUMBIA BANKING SYSTEMS INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	11,832
Investment, Identifier [Axis]: Common Stock | COMFORT SYSTEMS USA INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	3,289
Investment, Identifier [Axis]: Common Stock | COMMERCIAL METALS CO
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	6,186
Investment, Identifier [Axis]: Common Stock | COMMVAULT SYSTEMS INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	4,690
Investment, Identifier [Axis]: Common Stock | CONCENTRIX CORP
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	5,973
Investment, Identifier [Axis]: Common Stock | CORE SCIENTIFIC INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	13,750
Investment, Identifier [Axis]: Common Stock | CROWN HOLDINGS INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	3,638
Investment, Identifier [Axis]: Common Stock | DAVITA INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	2,177
Investment, Identifier [Axis]: Common Stock | DESCARTES SYS GROUP INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	6,580
Investment, Identifier [Axis]: Common Stock | DOUBLEVERIFY HOLDINGS INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	19,396
Investment, Identifier [Axis]: Common Stock | DUTCH BROS INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	10,620
Investment, Identifier [Axis]: Common Stock | DYNATRACE INC | One
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	15,020
Investment, Identifier [Axis]: Common Stock | EAST WEST BANCORP INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	5,576
Investment, Identifier [Axis]: Common Stock | ELEMENT SOLUTIONS INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	13,796
Investment, Identifier [Axis]: Common Stock | ENERSYS INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	3,815
Investment, Identifier [Axis]: Common Stock | EPAM SYSTEMS INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	2,145
Investment, Identifier [Axis]: Common Stock | EQUITABLE HOLDINGS INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	4,012
Investment, Identifier [Axis]: Common Stock | ESSENT GROUP LTD
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	5,489
Investment, Identifier [Axis]: Common Stock | ESSENTIAL PROPERTIES REALTY TRUST INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	9,551
Investment, Identifier [Axis]: Common Stock | EURONET WORLDWIDE INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	3,422
Investment, Identifier [Axis]: Common Stock | EVERCORE INC A | One
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	3,451
Investment, Identifier [Axis]: Common Stock | F5 INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	2,500
Investment, Identifier [Axis]: Common Stock | F5 INC One
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	2,630
Investment, Identifier [Axis]: Common Stock | FEDERAL AGRI MTG NON VTG CL C
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	2,471
Investment, Identifier [Axis]: Common Stock | FIFTH THIRD BANCORP
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	10,600
Investment, Identifier [Axis]: Common Stock | FIRST ADVANTAGE CORP
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	24,527
Investment, Identifier [Axis]: Common Stock | FIRST AMERICAN FINANCIAL CORP
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	8,108
Investment, Identifier [Axis]: Common Stock | FIRST HORIZON CORP
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	32,880
Investment, Identifier [Axis]: Common Stock | FIRST HORIZON CORP 1
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	11,967
Investment, Identifier [Axis]: Common Stock | FIRST INDUSTRIAL REALTY TRUST
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	5,253
Investment, Identifier [Axis]: Common Stock | FIRSTCASH HOLDINGS INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	5,990
Investment, Identifier [Axis]: Common Stock | FIRSTSERVICE CORP
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	2,056
Investment, Identifier [Axis]: Common Stock | FLEX LTD
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	10,394
Investment, Identifier [Axis]: Common Stock | FRESHPET INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	7,237
Investment, Identifier [Axis]: Common Stock | FRONTDOOR INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	14,067
Investment, Identifier [Axis]: Common Stock | GAP INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	11,682
Investment, Identifier [Axis]: Common Stock | GENEDX HOLDINGS CORP-A
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	3,158
Investment, Identifier [Axis]: Common Stock | GIBRALTAR INDUSTRIES INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	4,788
Investment, Identifier [Axis]: Common Stock | GLAUKOS CORP
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	5,030
Investment, Identifier [Axis]: Common Stock | GLOBE LIFE INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	5,820
Investment, Identifier [Axis]: Common Stock | GLOBUS MEDICAL INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	12,330
Investment, Identifier [Axis]: Common Stock | GRAND CANYON EDUCATION INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	3,506
Investment, Identifier [Axis]: Common Stock | GRANITE CONSTRUCTION INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	4,754
Investment, Identifier [Axis]: Common Stock | GREEN BRICK PARTNERS INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	3,693
Investment, Identifier [Axis]: Common Stock | GROUP 1 AUTOMOTIVE INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	1,045
Investment, Identifier [Axis]: Common Stock | GUIDEWIRE SOFTWARE INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	2,209
Investment, Identifier [Axis]: Common Stock | HALLIBURTON CO
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	14,168
Investment, Identifier [Axis]: Common Stock | HALOZYME THERAPEUTICS INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	6,830
Investment, Identifier [Axis]: Common Stock | HALOZYME THERAPEUTICS INC 1
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	4,349
Investment, Identifier [Axis]: Common Stock | HANCOCK WHITNEY CORP
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	5,890
Investment, Identifier [Axis]: Common Stock | HARMONY BIOSCIENCES HOLDINGS INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	7,793
Investment, Identifier [Axis]: Common Stock | HEALTHEQUITY INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	6,910
Investment, Identifier [Axis]: Common Stock | HEALTHEQUITY INC 1
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	9,210
Investment, Identifier [Axis]: Common Stock | HEICO CORP CL A
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	3,880
Investment, Identifier [Axis]: Common Stock | HNI CORP
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	8,510
Investment, Identifier [Axis]: Common Stock | HOME BANCSHARES INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	10,949
Investment, Identifier [Axis]: Common Stock | HUBSPOT INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	1,307
Investment, Identifier [Axis]: Common Stock | ICON PLC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	2,376
Investment, Identifier [Axis]: Common Stock | IDEX CORPORATION
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	3,970
Investment, Identifier [Axis]: Common Stock | INSMED INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	7,523
Investment, Identifier [Axis]: Common Stock | INSMED INC 1
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	4,250
Investment, Identifier [Axis]: Common Stock | INSPIRE MEDICAL SYSTEMS INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	4,814
Investment, Identifier [Axis]: Common Stock | INSULET CORP
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	878
Investment, Identifier [Axis]: Common Stock | IONQ INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	5,990
Investment, Identifier [Axis]: Common Stock | JABIL INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	3,250
Investment, Identifier [Axis]: Common Stock | KEYCORP
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	35,630
Investment, Identifier [Axis]: Common Stock | KRATOS DEFENSE And SEC SOLTN INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	4,400
Investment, Identifier [Axis]: Common Stock | KRYSTAL BIOTECH INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	1,301
Investment, Identifier [Axis]: Common Stock | LANDBRIDGE CO LLC CLASS A
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	4,230
Investment, Identifier [Axis]: Common Stock | LATTICE SEMICONDUCTOR CORP
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	11,310
Investment, Identifier [Axis]: Common Stock | LINCOLN ELECTRIC HLDGS INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	2,760
Investment, Identifier [Axis]: Common Stock | LINCOLN ELECTRIC HLDGS INC 1
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	3,335
Investment, Identifier [Axis]: Common Stock | LOUISIANA PACIFIC CORP
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	3,840
Investment, Identifier [Axis]: Common Stock | LPL FINL HLDGS INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	3,350
Investment, Identifier [Axis]: Common Stock | MADRIGAL PHARMACEUTICALS INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	1,700
Investment, Identifier [Axis]: Common Stock | MANHATTAN ASSOCIATES INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	4,070
Investment, Identifier [Axis]: Common Stock | MAPLEBEAR INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	10,168
Investment, Identifier [Axis]: Common Stock | MARZETTI COMPANY/THE
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	2,704
Investment, Identifier [Axis]: Common Stock | METHANEX CORP
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	12,345
Investment, Identifier [Axis]: Common Stock | MUELLER INDUSTRIES INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	8,990
Investment, Identifier [Axis]: Common Stock | NATIONAL VISION HOLDINGS INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	16,110
Investment, Identifier [Axis]: Common Stock | NEXTPOWER INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	6,270
Investment, Identifier [Axis]: Common Stock | NOVANTA INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	3,280
Investment, Identifier [Axis]: Common Stock | NVENT ELECTRIC PLC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	6,900
Investment, Identifier [Axis]: Common Stock | ONTO INNOVATION INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	7,035
Investment, Identifier [Axis]: Common Stock | PARSONS CORP
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	9,620
Investment, Identifier [Axis]: Common Stock | PENUMBRA INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	2,090
Investment, Identifier [Axis]: Common Stock | PLANET FITNESS INC CL A
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	7,290
Investment, Identifier [Axis]: Common Stock | POOL CORP
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	2,400
Investment, Identifier [Axis]: Common Stock | PRIMO BRANDS CORP A
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	49,080
Investment, Identifier [Axis]: Common Stock | PURE STORAGE INC CL A
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	17,840
Investment, Identifier [Axis]: Common Stock | Q2 HOLDINGS INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	10,860
Investment, Identifier [Axis]: Common Stock | REGAL REXNORD CORP
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	3,170
Investment, Identifier [Axis]: Common Stock | RELIANCE INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	1,660
Investment, Identifier [Axis]: Common Stock | RENAISSANCERE HLDGS LTD
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	2,510
Investment, Identifier [Axis]: Common Stock | SENSATA TECHNOLOGIES HOLDING PLC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	13,719
Investment, Identifier [Axis]: Common Stock | SHARKNINJA INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	5,660
Investment, Identifier [Axis]: Common Stock | SHARKNINJA INC 1
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	7,272
Investment, Identifier [Axis]: Common Stock | SOUTH BOW CORP
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	14,279
Investment, Identifier [Axis]: Common Stock | TALEN ENERGY CORP
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	2,930
Investment, Identifier [Axis]: Common Stock | TECHNIPFMC PLC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	18,563
Investment, Identifier [Axis]: Common Stock | TERADYNE INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	4,220
Investment, Identifier [Axis]: Common Stock | TPG INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	8,843
Investment, Identifier [Axis]: Common Stock | TRANSUNION
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	5,010
Investment, Identifier [Axis]: Common Stock | TWILIO INC CLASS A
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	4,200
Investment, Identifier [Axis]: Common Stock | TWIST BIOSCIENCE CORP
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	22,043
Investment, Identifier [Axis]: Common Stock | UNIVERSAL HEALTH SVCS INC CL B
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	2,060
Investment, Identifier [Axis]: Common Stock | UNUM GROUP
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	3,777
Investment, Identifier [Axis]: Common Stock | UPWORK INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	30,881
Investment, Identifier [Axis]: Common Stock | URBAN OUTFITTERS
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	4,962
Investment, Identifier [Axis]: Common Stock | US FOODS HOLDING CORP
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	8,133
Investment, Identifier [Axis]: Common Stock | VALVOLINE INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	10,505
Investment, Identifier [Axis]: Common Stock | VISTEON CORP
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	3,124
Investment, Identifier [Axis]: Common Stock | VONTIER CORP W/I
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	7,855
Investment, Identifier [Axis]: Common Stock | VOYA FINANCIAL INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	10,213
Investment, Identifier [Axis]: Common Stock | WAYSTAR HOLDING CORP
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	20,644
Investment, Identifier [Axis]: Common Stock | WEATHERFORD INTERNATIONAL PLC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	3,993
Investment, Identifier [Axis]: Common Stock | WEBSTER FINANCIAL
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	5,800
Investment, Identifier [Axis]: Common Stock | WESTERN ALLIANCE BANCORP
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	5,284
Investment, Identifier [Axis]: Common Stock | WEX INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	1,917
Investment, Identifier [Axis]: Common Stock | WHITE MOUNTAINS INS GROUP LTD
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	183
Investment, Identifier [Axis]: Common Stock | WILLSCOT HOLDINGS CORP
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	16,320
Investment, Identifier [Axis]: Common Stock | WINTRUST FINANCIAL CORP
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	2,383
Investment, Identifier [Axis]: Common Stock | WYNDHAM HOTELS And RESORTS INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	3,224
Investment, Identifier [Axis]: Common Stock | iShares Russell 2000 Growth ETF
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	1,658
Investment, Identifier [Axis]: Common Stocks | ABIVAX SA ADR
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	5,140
Investment, Identifier [Axis]: Common Stocks | ACV AUCTIONS INC CL A
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	31,316
Investment, Identifier [Axis]: Common Stocks | ADIDAS AG
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	3,623
Investment, Identifier [Axis]: Common Stocks | ADVANCED DRAINAGE SYSTEMS INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	4,240
Investment, Identifier [Axis]: Common Stocks | ADVANCED MICRO DEVICES INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	8,694
Investment, Identifier [Axis]: Common Stocks | ALPHABET INC CL A
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	14,076
Investment, Identifier [Axis]: Common Stocks | ALPHABET INC CL C
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	14,047
Investment, Identifier [Axis]: Common Stocks | AMAZON.COM INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	35,429
Investment, Identifier [Axis]: Common Stocks | AMEREN CORPORATION
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	3,742,606
Investment, Identifier [Axis]: Common Stocks | AMICUS THERAPEUTICS INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	56,000
Investment, Identifier [Axis]: Common Stocks | AMPHENOL CORPORATION CL A
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	8,510
Investment, Identifier [Axis]: Common Stocks | APPFOLIO INCemdashA
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	2,914
Investment, Identifier [Axis]: Common Stocks | APPLE INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	26,920
Investment, Identifier [Axis]: Common Stocks | APPLOVIN CORP
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	2,053
Investment, Identifier [Axis]: Common Stocks | ASCENDIS PHARMA AS SPON ADR
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	11,610
Investment, Identifier [Axis]: Common Stocks | AXON ENTERPRISE INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	945
Investment, Identifier [Axis]: Common Stocks | BALDWIN INSURANCE GROUP INC/THE
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	26,580
Investment, Identifier [Axis]: Common Stocks | BELLRING BRANDS INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	13,730
Investment, Identifier [Axis]: Common Stocks | BENTLEY SYS INC CL B
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	13,110
Investment, Identifier [Axis]: Common Stocks | BICYCLE THERAPEUTICS LTD ADR
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	6,190
Investment, Identifier [Axis]: Common Stocks | BIO TECHNE CORP
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	10,530
Investment, Identifier [Axis]: Common Stocks | BLUE OWL CAPITAL CORP
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	21,171
Investment, Identifier [Axis]: Common Stocks | BOEING CO
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	9,225
Investment, Identifier [Axis]: Common Stocks | BOSTON SCIENTIFIC CORP
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	8,631
Investment, Identifier [Axis]: Common Stocks | BRIGHT HORIZONS FAMILY SOLUTIONS INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	5,607
Investment, Identifier [Axis]: Common Stocks | BRINKS CO
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	5,353
Investment, Identifier [Axis]: Common Stocks | BROADCOM INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	17,615
Investment, Identifier [Axis]: Common Stocks | BWX TECHNOLOGIES INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	4,976
Investment, Identifier [Axis]: Common Stocks | CADENCE DESIGN SYSTEMS INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	6,930
Investment, Identifier [Axis]: Common Stocks | CAMECO CORP
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	9,358
Investment, Identifier [Axis]: Common Stocks | CARLYLE GROUP INC (THE)
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	13,988
Investment, Identifier [Axis]: Common Stocks | CARPENTER TECHNOLOGY CORP
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	1,920
Investment, Identifier [Axis]: Common Stocks | CASELLA WASTE SYS INC CL A
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	5,310
Investment, Identifier [Axis]: Common Stocks | CAVA GROUP INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	6,360
Investment, Identifier [Axis]: Common Stocks | CHEMED CORP
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	1,586
Investment, Identifier [Axis]: Common Stocks | CHURCHILL DOWNS INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	7,100
Investment, Identifier [Axis]: Common Stocks | CIENA CORP
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	5,250
Investment, Identifier [Axis]: Common Stocks | CLEAN HARBORS INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	2,090
Investment, Identifier [Axis]: Common Stocks | CLEARWATER ANALYTICS HOLDINGS INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	22,753
Investment, Identifier [Axis]: Common Stocks | COHERENT CORP
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	4,070
Investment, Identifier [Axis]: Common Stocks | CONSTELLATION ENERGY CORP
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	5,223
Investment, Identifier [Axis]: Common Stocks | COSTCO WHOLESALE CORP
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	2,018
Investment, Identifier [Axis]: Common Stocks | CROWDSTRIKE HOLDINGS INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	3,555
Investment, Identifier [Axis]: Common Stocks | CURTISS WRIGHT CORPORATION
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	1,280
Investment, Identifier [Axis]: Common Stocks | DATADOG INC CL A
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	5,471
Investment, Identifier [Axis]: Common Stocks | DEXCOM INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	11,079
Investment, Identifier [Axis]: Common Stocks | DISNEY (WALT) CO
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	15,176
Investment, Identifier [Axis]: Common Stocks | DONALDSON CO INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	7,890
Investment, Identifier [Axis]: Common Stocks | DOXIMITY INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	21,901
Investment, Identifier [Axis]: Common Stocks | DYNATRACE INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	14,271
Investment, Identifier [Axis]: Common Stocks | EAGLE MATERIALS INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	2,694
Investment, Identifier [Axis]: Common Stocks | EDWARDS LIFESCIENCES CORP
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	14,399
Investment, Identifier [Axis]: Common Stocks | ELI LILLY & CO
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	4,763
Investment, Identifier [Axis]: Common Stocks | ENCOMPASS HEALTH CORP
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	4,315
Investment, Identifier [Axis]: Common Stocks | EVERCORE INC A
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	1,920
Investment, Identifier [Axis]: Common Stocks | EVEREST GROUP LTD
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	2,603
Investment, Identifier [Axis]: Common Stocks | EXLSERVICE HOLDINGS INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	13,050
Investment, Identifier [Axis]: Common Stocks | FTAI AVIATION LTD
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	9,360
Investment, Identifier [Axis]: Common Stocks | GE AEROSPACE
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	6,985
Investment, Identifier [Axis]: Common Stocks | GEN DIGITAL INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	26,685
Investment, Identifier [Axis]: Common Stocks | GENEDX HOLDINGS CORP-A | One
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	3,420
Investment, Identifier [Axis]: Common Stocks | GOLDMAN SACHS GROUP INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	1,388
Investment, Identifier [Axis]: Common Stocks | HILTON WORLDWIDE HOLDINGS INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	4,954
Investment, Identifier [Axis]: Common Stocks | HOULIHAN LOKEY
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	1,605
Investment, Identifier [Axis]: Common Stocks | HURON CONSULTING GROUP INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	3,387
Investment, Identifier [Axis]: Common Stocks | INGREDION INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	4,036
Investment, Identifier [Axis]: Common Stocks | INSTALLED BUILDING PRODUCTS INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	685
Investment, Identifier [Axis]: Common Stocks | INTERDIGITAL INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	1,086
Investment, Identifier [Axis]: Common Stocks | INTUITIVE SURGICAL INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	2,591
Investment, Identifier [Axis]: Common Stocks | JACOBS SOLUTIONS INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	2,164
Investment, Identifier [Axis]: Common Stocks | JEFFERIES FINANCIAL GROUP INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	4,115
Investment, Identifier [Axis]: Common Stocks | JONES LANG LASALLE INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	1,844
Investment, Identifier [Axis]: Common Stocks | KBR INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	9,386
Investment, Identifier [Axis]: Common Stocks | KEYSIGHT TECHNOLOGIES INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	6,584
Investment, Identifier [Axis]: Common Stocks | KIMCO REALTY CORPORATION
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	15,307
Investment, Identifier [Axis]: Common Stocks | KONTOOR BRANDS INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	6,057
Investment, Identifier [Axis]: Common Stocks | KORN FERRY
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	4,112
Investment, Identifier [Axis]: Common Stocks | KYNDRYL HOLDINGS INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	8,370
Investment, Identifier [Axis]: Common Stocks | LAMAR ADVERTISING CO CL A
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	2,453
Investment, Identifier [Axis]: Common Stocks | LAUREATE EDUCATION INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	20,350
Investment, Identifier [Axis]: Common Stocks | LCI INDUSTRIES
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	3,086
Investment, Identifier [Axis]: Common Stocks | LEAR CORP NEW
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	2,870
Investment, Identifier [Axis]: Common Stocks | LEGALZOOM.COM INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	43,290
Investment, Identifier [Axis]: Common Stocks | LEGEND BIOTECH CORP SPON ADR
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	16,230
Investment, Identifier [Axis]: Common Stocks | LITHIA MOTORS INC CL A
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	1,432
Investment, Identifier [Axis]: Common Stocks | LITTELFUSE INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	866
Investment, Identifier [Axis]: Common Stocks | LIVERAMP HOLDINGS INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	8,277
Investment, Identifier [Axis]: Common Stocks | MACOM TECHNOLOGY SOLUTIONS HOLDINGS INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	2,270
Investment, Identifier [Axis]: Common Stocks | MAGNITE INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	41,873
Investment, Identifier [Axis]: Common Stocks | MAPLEBEAR INC | One
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	8,192
Investment, Identifier [Axis]: Common Stocks | MASIMO CORP
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	5,580
Investment, Identifier [Axis]: Common Stocks | MASTERCARD INC CL A
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	4,759
Investment, Identifier [Axis]: Common Stocks | MATSON INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	2,867
Investment, Identifier [Axis]: Common Stocks | MAXIMUS INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	4,840
Investment, Identifier [Axis]: Common Stocks | MERCADOLIBRE INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	284
Investment, Identifier [Axis]: Common Stocks | MERCK & CO INC NEW
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	3,365
Investment, Identifier [Axis]: Common Stocks | META PLATFORMS INC CL A
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	7,088
Investment, Identifier [Axis]: Common Stocks | MICROSOFT CORP
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	16,477
Investment, Identifier [Axis]: Common Stocks | MKS INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	4,690
Investment, Identifier [Axis]: Common Stocks | MODINE MANUFACTURING CO
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	1,959
Investment, Identifier [Axis]: Common Stocks | MOLINA HEALTHCARE INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	1,601
Investment, Identifier [Axis]: Common Stocks | MURPHY USA INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	1,301
Investment, Identifier [Axis]: Common Stocks | NATERA INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	3,170
Investment, Identifier [Axis]: Common Stocks | NETAPP INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	3,689
Investment, Identifier [Axis]: Common Stocks | NETFLIX INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	29,708
Investment, Identifier [Axis]: Common Stocks | NEUROCRINE BIOSCIENCES INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	1,913
Investment, Identifier [Axis]: Common Stocks | NISOURCE INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	7,524
Investment, Identifier [Axis]: Common Stocks | NVIDIA CORP
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	56,142
Investment, Identifier [Axis]: Common Stocks | O'REILLY AUTOMOTIVE INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	11,191
Investment, Identifier [Axis]: Common Stocks | OGE ENERGY CORP
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	5,343
Investment, Identifier [Axis]: Common Stocks | OPTION CARE HEALTH INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	15,728
Investment, Identifier [Axis]: Common Stocks | OPTION CARE HEALTH INC | One
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	12,590
Investment, Identifier [Axis]: Common Stocks | ORACLE CORP
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	6,619
Investment, Identifier [Axis]: Common Stocks | PACKAGING CORP OF AMERICA
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	2,830
Investment, Identifier [Axis]: Common Stocks | PEGASYSTEMS INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	6,654
Investment, Identifier [Axis]: Common Stocks | PENNYMAC FINANCIAL SERVICES INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	3,043
Investment, Identifier [Axis]: Common Stocks | PERMIAN RESOURCES CORP CL A
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	21,165
Investment, Identifier [Axis]: Common Stocks | PERMIAN RESOURCES CORP CL A | One
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	33,610
Investment, Identifier [Axis]: Common Stocks | PINNACLE FINL PARTNERS INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	3,421
Investment, Identifier [Axis]: Common Stocks | PREFERRED BANK LOS ANGELES
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	3,639
Investment, Identifier [Axis]: Common Stocks | PRIMO BRANDS CORP A | One
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	15,645
Investment, Identifier [Axis]: Common Stocks | PRIMORIS SVCS CORP
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	2,040
Investment, Identifier [Axis]: Common Stocks | PURE STORAGE INC CL A | One
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	9,400
Investment, Identifier [Axis]: Common Stocks | QNITY ELECTRONICS INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	2,099
Investment, Identifier [Axis]: Common Stocks | QORVO INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	4,766
Investment, Identifier [Axis]: Common Stocks | QUEST DIAGNOSTICS INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	3,113
Investment, Identifier [Axis]: Common Stocks | RANGE RESOURCES CORP
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	9,990
Investment, Identifier [Axis]: Common Stocks | RED ROCK RESORTS INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	11,490
Investment, Identifier [Axis]: Common Stocks | REGAL REXNORD CORP | One
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	4,200
Investment, Identifier [Axis]: Common Stocks | RELIANCE INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	1,191
Investment, Identifier [Axis]: Common Stocks | REVOLUTION MEDICINES INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	13,090
Investment, Identifier [Axis]: Common Stocks | RHYTHM PHARMACEUTICALS INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	6,420
Investment, Identifier [Axis]: Common Stocks | ROCKET LAB CORP
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	17,560
Investment, Identifier [Axis]: Common Stocks | ROKU INC CLASS A
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	10,820
Investment, Identifier [Axis]: Common Stocks | ROYAL GOLD INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	1,109
Investment, Identifier [Axis]: Common Stocks | RYAN SPECIALTY HOLDINGS INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	8,030
Investment, Identifier [Axis]: Common Stocks | SAMSARA INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	18,010
Investment, Identifier [Axis]: Common Stocks | SEMTECH CORP
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	8,550
Investment, Identifier [Axis]: Common Stocks | SERVICENOW INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	9,393
Investment, Identifier [Axis]: Common Stocks | SHARKNINJA INC | Two
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	8,090
Investment, Identifier [Axis]: Common Stocks | SHOPIFY INC CL A
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	10,151
Investment, Identifier [Axis]: Common Stocks | SILICON LABORATORIES INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	5,300
Investment, Identifier [Axis]: Common Stocks | SMITH (AO) CORP
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	2,826
Investment, Identifier [Axis]: Common Stocks | SNOWFLAKE INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	8,910
Investment, Identifier [Axis]: Common Stocks | SPOTIFY TECHNOLOGY SA
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	1,470
Investment, Identifier [Axis]: Common Stocks | SS&C TECHNOLOGIES HOLDINGS INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	4,240
Investment, Identifier [Axis]: Common Stocks | STERLING INFRASTRUCTURE INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	846
Investment, Identifier [Axis]: Common Stocks | STEVEN MADDEN LTD
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	7,851
Investment, Identifier [Axis]: Common Stocks | STIFEL FINANCIAL CORP
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	1,923
Investment, Identifier [Axis]: Common Stocks | STONEX GROUP INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	5,168
Investment, Identifier [Axis]: Common Stocks | TAIWAN SEMIC MFG CO LTD SP ADR
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	6,026
Investment, Identifier [Axis]: Common Stocks | TALEN ENERGY CORP
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	660
Investment, Identifier [Axis]: Common Stocks | TALEN ENERGY CORP | Two
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	1,230
Investment, Identifier [Axis]: Common Stocks | TAPESTRY INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	10,950
Investment, Identifier [Axis]: Common Stocks | TAYLOR MORRISON HOME CORP
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	5,570
Investment, Identifier [Axis]: Common Stocks | TD SYNNEX CORP
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	4,996
Investment, Identifier [Axis]: Common Stocks | TECHNIPFMC PLC | One
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	11,520
Investment, Identifier [Axis]: Common Stocks | TENET HEALTHCARE CORP
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	3,084
Investment, Identifier [Axis]: Common Stocks | TESLA INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	9,844
Investment, Identifier [Axis]: Common Stocks | TEXAS INSTRUMENTS INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	5,600
Investment, Identifier [Axis]: Common Stocks | TOAST INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	20,261
Investment, Identifier [Axis]: Common Stocks | TOAST INC | One
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	12,560
Investment, Identifier [Axis]: Common Stocks | TRANSUNION | One
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	9,230
Investment, Identifier [Axis]: Common Stocks | UBER TECHNOLOGIES INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	12,262
Investment, Identifier [Axis]: Common Stocks | VAXCYTE INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	16,930
Investment, Identifier [Axis]: Common Stocks | VERTEX PHARMACEUTICALS INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	3,000
Investment, Identifier [Axis]: Common Stocks | VIPER ENERGY INC A
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	17,697
Investment, Identifier [Axis]: Common Stocks | VISA INC CL A
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	7,974
Investment, Identifier [Axis]: Common Stocks | WALMART INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	19,835
Investment, Identifier [Axis]: Common Stocks | WYNN RESORTS LTD
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	5,780
Investment, Identifier [Axis]: Common Stocks | XENON PHARMACEUTICALS INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	6,200
Investment, Identifier [Axis]: Common Stocks | XPO INC
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	5,670
Investment, Identifier [Axis]: Notes Receivable from Participants
EBP, Description of Plan [Line Items]
Employee Benefit Plan, Maximum loan allowed | loans	2
EBP, Note receivable from participant, Account, Minimum borrowing, Amount | $	$ 1,000
Employee Benefit Plan, Note receivable from participant account maximum borrowing amount threshold	the amount of the loan may not exceed the lesser of $50,000 or 50% of the vested amount in the Participant’s account
Investment, Identifier [Axis]: Notes Receivable from Participants | Maximum [Member]
EBP, Description of Plan [Line Items]
EBP, Asset held for investment, Participant loan, Interest rate	10.50%	10.50%
Investment, Identifier [Axis]: Notes Receivable from Participants | Minimum [Member]
EBP, Description of Plan [Line Items]
EBP, Asset held for investment, Participant loan, Interest rate	4.00%	4.00%
EBP, Employer, Common Stock [Member]
EBP, Description of Plan [Line Items]
EBP, Investment, Number of shares	3,742,606	3,810,296
EBP, Investment, Fair value | $	$ 373,736,635	$ 339,649,785
EBP, Nonemployer, Common Stock [Member]
EBP, Description of Plan [Line Items]
EBP, Investment, Fair value | $	$ 5,381,807	$ 5,085,186
Participant Eligibilty [Member]
EBP, Description of Plan [Line Items]
EBP, Description of plan amendment	Effective January 1, 2026, the Plan was amended to remove the one year of service requirement for eligibility.
CatchUp Contribution Limit [Member]
EBP, Description of Plan [Line Items]
EBP, Description of plan amendment	Notwithstanding the foregoing, effective January 1, 2026, the Plan was amended to allow participants who attain ages 60-63 during the Plan year a higher catch-up limit.
One Year [Member] | Temporary Employees [Member]
EBP, Description of Plan [Line Items]
Annual hours of service required for participation eligibility | Hours	1,000
Consecutive Three Years [Member] | Temporary Employees [Member]
EBP, Description of Plan [Line Items]
Annual hours of service required for participation eligibility | Hours	500
Consecutive Two Years [Member] | Temporary Employees [Member]
EBP, Description of Plan [Line Items]
Annual hours of service required for participation eligibility | Hours	500